Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Schedule of other liabilities

	2020			2019
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	130	2,633	2,763	182	6,989	7,171
Guarantees and deposits	17	266	283	18	—	18
Remuneration payable	20	27,552	27,572	38	33,003	33,041
Tax payables	—	23,177	23,177	—	22,459	22,459
Contingent consideration	14,859	1,773	16,632	20,338	1,626	21,964
Other liabilities	1,741	10,592	12,333	5,330	32,352	37,682
Total	16,767	65,993	82,760	25,906	96,429	122,335

Schedule of tax payables

	2020		2019
	Current	Total	Current	Total
	US$'000	US$'000	US$'000	US$'000
VAT	4,061	4,061	8,234	8,234
Accrued social security taxes payable	13,266	13,266	7,781	7,781
Personal income tax withholding payable	1,111	1,111	1,351	1,351
Other	4,739	4,739	5,093	5,093
Total	23,177	23,177	22,459	22,459

Schedule of summary of options outstanding

Number of awards
Outstanding as of December 31, 2018	1,025,042
Granted during the period	1,184,441
Expired/forfeited during the period	(33,630)
Outstanding as of December 31, 2019	2,175,853
Granted during the period	882,850
Exercised during the period	(150,494)
Outstanding as of December 31, 2020	2,908,209

Exercisable as of December 31, 2020	456,968

Schedule of share based payment arrangements

	Performance Period			Fair Value at
Grant Date	(three years ended)	Expiration Date	Exercise Price	Grant Date	2020	2019
December 16, 2020	December 31, 2024	December 16, 2030	nil	$1.23	882,850	—
March 13, 2019	December 31, 2022	March 13, 2029	nil	$2.69	1,184,441	1,184,441
June 14, 2018	N/A	June 13, 2028	nil	$9.34	78,694	129,930
March 21, 2018	December 31, 2021	March 20, 2028	nil	$22.56	287,080	287,080
June 20, 2017	December 31, 2020	June 20, 2027	nil	$15.90	17,342	17,342
June 1, 2017	N/A	June 1, 2027	nil	$10.96	834	19,463
June 1, 2017	December 31, 2020	June 1, 2027	nil	$16.77	346,215	382,002
November 24, 2016	December 31, 2019	November 24, 2026	nil	$16.66	110,753	155,595
					2,908,209	2,175,853

Schedule of performance condition of share options granted
Vesting Conditions
40% base on share price
30% base on Operating (Loss) profit plus depreciation and amortization charges
20% based on net cash flow

Schedule of assumptions used to estimate the fair value of Ferroglobe stock option

	Grant date
	December 16, 2020	March 13, 2019	March 21, 2018	June 20, 2017	June 01, 2017
Fair value at grant date	$1.23	$2.69	$22.56	$15.90	$16.77
Grant date share price	$1.61	$2.44	$15.19	$10.50	$10.96
Exercise price	Nil	Nil	Nil	Nil	Nil
Expected volatility	91.30%	53.54%	49.86%	43.15%	43.09%
Option life	4.00 years	3.00 years	3.00 years	3.00 years	3.00 years
Dividend yield	—	—%	—%	—%	—%
Risk-free interest rate	0.27%	2.40%	2.48%	1.52%	1.44%
Remaining performance period at grant date	4.04	2.81	2.78	2.53	2.58
Company TSR at grant date	NA	(48.1)%	2.1%	(0.3)%	4.0%
Median comparator group TSR at grant date	NA	(4.8)%	(6.2)%	(7.2)%	(3.7)%
Median index TSR at grant date	NA	10.9%	(8.4)%	0.6%	4.8%

Globe Specialty Metals, Inc.
Disclosure of detailed information about business combination [line items]
Schedule of summary of options outstanding

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2018	103,630	$19.40	0.44	$1,774
Expired/forfeited during the period	(78,630)	20.25
Outstanding as of December 31, 2019	25,000	$16.70	0.16	$—
Expired/forfeited during the period	(25,000)	—
Outstanding as of December 31, 2020	—	$16.7	0.16	$—

Exercisable as of December 31, 2020	—	$16.7	0.16	$—